Equity Compensation Plans - Schedule of Option Activity (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Options, Outstanding Beginning Balance		0	0	0	80,000
Option available Outstanding Beginning balance	42,114	6,597	17,737	70,672
Number of Options, Granted	0	80,155	22,389	59,335	9,328
Number of Options, Cancelled/expired	32,908	35,671	11,249	6,400	0
Number of Options, New pool added	0	80,000
Number of Options, Outstanding Ending Balance	75,022		0	0	0
Option available Outstanding Ending balance		42,114	6,597	17,737	70,672
Options [Member]
Number of Options, Outstanding Beginning Balance		46,412	38,628	6,000
Option available Outstanding Beginning balance	0	0	0	0
Number of Options, Granted	0	74,480	11,400	39,028	6,000
Number of Options, Cancelled/expired	32,908	34,072	3,616	6,400	0
Number of Options, New pool added	0	0
Number of Options, Outstanding Ending Balance	0		46,412	38,628	6,000
Option available Outstanding Ending balance	0	0	0	0	0
Weighted Average Price, Beginning Balance		$ 152.5	$ 159.5	$ 66.75
Weighted Average Price Available, Beginning balance	$ 0	0	0	0
Weighted Average Price, Granted	0	36.75	140.5	169.75	66.75
Weighted Average Price, Cancelled/expired	0	150	163.5	135.25	0
Weighted Average Price, New pool added	0	0
Weighted Average Price, Ending Balance	0		152.5	159.5	66.75
Weighted Average Price Available, Ending balance	$ 0	$ 0	$ 0	$ 0	$ 0
Restricted Stock Units [Member]
Number of Options, Outstanding Beginning Balance		19,047	23,635	3,328
Option available Outstanding Beginning balance	0	0	0	0
Number of Options, Granted	0	5,675	3,045	20,307	3,328
Number of Options, Cancelled/expired	0	1,599	7,633	0	0
Number of Options, New pool added	0	0
Number of Options, Outstanding Ending Balance	0		19,047	23,635	3,328
Option available Outstanding Ending balance	0	0	0	0	0
Shares of Stock [Member]
Number of Options, Outstanding Beginning Balance		7,944	0	0
Option available Outstanding Beginning balance	0	0	0	0
Number of Options, Granted	0	0	7,944	0	0
Number of Options, Cancelled/expired	0	0	0	0	0
Number of Options, New pool added	0	0
Number of Options, Outstanding Ending Balance	0		7,944	0	0
Option available Outstanding Ending balance	0	0	0	0	0
Weighted Average Price, Beginning Balance		$ 64.5	$ 0	$ 0
Weighted Average Price Available, Beginning balance	$ 0	0	0	0
Weighted Average Price, Granted	0	0	64.5	0	0
Weighted Average Price, Cancelled/expired	0	0	0	0	0
Weighted Average Price, New pool added	0	0
Weighted Average Price, Ending Balance	0		64.5	0	0
Weighted Average Price Available, Ending balance	$ 0	$ 0	$ 0	$ 0	$ 0